Condensed Consolidated Interim Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 84,290	$ 59,504
Accounts receivable and prepaids	21,086	32,006
Inventories	83,079	72,261
[ifrs-full:CurrentAssets]	253,788	228,865
Non-current assets
Inventories	14,926	14,926
Mineral properties, plant and equipment	824,346	842,561
[ifrs-full:NoncurrentAssets]	839,272	857,487
Total assets	1,093,060	1,086,352
Current liabilities
Accounts payable and accrued liabilities	61,917	62,943
Dividends payable		3,022
Income taxes payable	4,099
Provision for Lower Zone commitment	177	581
[ifrs-full:CurrentLiabilities]	66,193	66,546
Non-current liabilities
Deferred income taxes	37,835	32,722
Provision for mine closure and reclamation	34,462	33,943
[ifrs-full:NoncurrentLiabilities]	72,297	66,665
Total liabilities	138,490	133,211
Equity
Share capital	703,120	702,822
Share-based payments reserve	10,646	10,432
Retained earnings	86,038	90,540
Equity attributable to Nevsun shareholders	799,804	803,794
Non-controlling interest	154,766	149,347
Total equity	954,570	1,053,563
Total liabilities and equity	$ 1,093,060	$ 1,086,352